Medical Expenses Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Insurance [Abstract]
Medical Expenses Payable

7.	Medical Expenses Payable
The following table is a detail of medical expenses payable as of September 30, 2021 and December 31, 2020:

	September 30, 2021	December 31, 2020
Claims incurred but not paid	$85,756	$82,391
Capitation payable, risk-sharing payable, and other	43,019	30,214

	$128,775	$112,605

Each period, we
re-examine
previously established outstanding claims reserve estimates based on actual claims submissions and other changes in facts and circumstances. As more complete claim information becomes available, we adjust the amount of the estimates and include the changes in estimates in claim costs in the period in which the change is identified. Substantially, all of the total claims paid by us are known and settled within the first year from the date of service, and substantially, all remaining claim amounts are paid within a three-year period.
The following table presents components of the change in medical expenses payable as of September 30, 2021 and 2020:

	September 30, 2021	September 30, 2020
Claims incurred but not paid—beginning balance	$82,391	$83,939
Incurred related to:
Current year	246,352	199,541
Prior years	(4,034)	(17,458)

Total incurred, net of reinsurance	242,318	182,083

Payments related to:
Current year	170,496	134,879
Prior years	68,457	56,078

Total payments, net of reinsurance	238,953	190,957

Claims incurred but not paid—ending balance	85,756	75,065
Other medical expenses payable	43,019	28,965

Total medical expenses payable	$128,775	$104,030

In March 2020, the
COVID-19
outbreak was declared a pandemic. The
COVID-19
virus disproportionately impacts older adults, especially those with chronic illnesses, which describes many of the seniors we serve. For the three months ended March 31, 2021, we experienced higher claims costs due to
COVID-19
related inpatient admissions. However, for the three months ended June 30, 2021, and the three months ended September 30, 2021, we saw a decline in COVID-related utilization (compared to the first quarter) as vaccination rates improved across our senior population. The Delta variant caused a rebound in COVID-related inpatient utilization during the three months ended September 30, 2021, however, the increase in utilization did not reach first quarter of 2021 levels given overall vaccination rates. While COVID had a less significant impact on our second and third quarter medical expense relative to our first quarter medical expense, we remain cautious of the potential impact of the Delta variant in the future. Cumulatively, the nine months incurred claims increased in 2021 due to higher membership. The ultimate impact of
COVID-19
to us and our financial condition is presently unknown and we continue to monitor the impact of
COVID-19
on our claims reserve estimate.
We re-examine previously established outstanding claims reserve estimates based on actual claims submissions and other changes in facts and circumstances. We recognized a favorable prior year development, excluding provision for adverse deviation, of
 $
1,287
for the three months ended September 30, 2021, and an unfavorable prior year development, excluding provision for adverse deviation, of
 $
48
in the nine months ended September 30, 2021.

7.	MEDICAL EXPENSES PAYABLE
The following table is a detail of medical expenses payable at December 31, 2020 and 2019:

	2020	2019
Claims incurred but not paid	$82,391	$83,939
Capitation payable, risk-sharing payable, and other	30,214	18,445

	$112,605	$102,384

Each period, we
re-examine
previously established outstanding claims reserve estimates based on actual claims submissions and other changes in facts and circumstances. As more complete claim information becomes available, we adjust the amount of the estimates and include the changes in estimates in claim costs in the period in which the change is identified. Substantially, all of the total claims paid by us are known and settled within the first year from the date of service, and substantially, all remaining claim amounts are paid within a three-year period.
The following table presents components of the change in medical expenses payable as of December 31, 2020 and 2019:

	2020	2019
Claims incurred but not paid–beginning balance	$83,939	$52,898

Incurred related to:
Current year	281,124	274,871
Prior years	(19,494)	(11,113)

Total incurred, net of reinsurance	261,630	263,758

Payments related to:
Current year	206,288	196,086
Prior years	56,890	36,631

Total payments, net of reinsurance	263,178	232,717

Claims incurred but not paid–ending balance	82,391	83,939
Other medical expenses payable	30,214	18,445

Total medical expenses payable	$112,605	$102,384

In March 2020, the
COVID-19
outbreak was declared a pandemic. The
COVID-19
virus disproportionately impacts older adults, especially those with chronic illnesses, which describes many of the seniors we serve. For the year ended December 31, 2020, we experienced temporarily lower claims costs due to deferred utilization, inpatient admissions, and elective services, principally in the first half of 2020. The impact of the deferred and reduced utilization was partially offset by
COVID-19
testing and treatment costs, as well as our ongoing pandemic relief efforts. Utilization and inpatient admission rebounded during the second half of 2020 with inpatient admissions spiking above normal levels in the fourth quarter 2020 due to COVID- related hospitalizations. The ultimate impact of
COVID-19
to us and our financial condition is presently unknown and we continue to monitor the impact of
COVID-19
on our claims reserve estimate. In addition, our medical expenses payable was impacted by the termination of our contract with one of the Third-Party Payors. This resulted in lower claims incurred, claims paid and the number of claims processed in 2020.
We
re-examine
previously established outstanding claims reserve estimates based on actual claims submissions and other changes in facts and circumstances. We recognized a favorable prior year development, excluding provision for adverse deviation of $14,552 and $8,169 through December 2020 and 2019, respectively, related to the previous year. The favorable prior year development incurred in 2020 and 2019 was primarily due to better than expected claims recoveries and actual claims expense being less than expected. The impact was greater in 2020 since these activities started in the latter half of 2019.
The following tables provide information about incurred and paid claims development as of December 31, 2020:

	Cumulative Incurred Claims, Net of Reinsurance For the Years Ended December 31,
Claims	2018	2019	2020
Incurred Year	Unaudited
2018	$240,940	$232,211	230,778
2019		274,871	256,810
2020			281,124

Total			$768,712

	Cumulative Claims Paid, Net of Reinsurance For the Years Ended December 31,			Cumulative Number of Paid Claims
Claims	2018	2019	2020
Incurred Year	Unaudited
2018	$190,482	$227,398	$228,867	463,042
2019		196,086	251,507	409,194
2020			206,288	285,918

Total			$686,662

Substantially all of the claims incurred but not paid balance as of December 31, 2020 relates to the current year.
There is no single or common claim frequency metric used in the health care industry. We believe a relevant metric for our health insurance business is the cumulative number of claims paid for each incurred year. Claims that did not result in a liability are not included in the frequency metric.